Significant transactions - IMG Acquisition (Details) - USD ($) $ in Millions		3 Months Ended									9 Months Ended		12 Months Ended
	May 26, 2017	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase price
Cash paid	$ 1.0
Liabilities assumed
Goodwill		$ 400.7	$ 401.0								$ 400.7		$ 401.0
Gain on revaluation of contingent consideration													48.8
Gross written premiums		398.0		$ 356.7							1,518.2	$ 1,166.4	1,439.3	$ 1,269.0	$ 1,160.5
Revenues		351.7	362.6	293.0	$ 252.6	$ 225.9	$ 243.6	$ 251.4	$ 293.1	$ 206.4	1,121.0	771.5	1,134.1	994.5	1,107.3
Net income		(28.0)		$ (176.5)							112.9	$ (168.6)	(150.0)	$ 32.5	$ 291.2
IMG and its subsidiaries
Business combination
Percentage of ownership interest acquired	100.00%
Earnout	$ 50.0
Purchase price
Cash paid	250.8
Series A redeemable preference shares	100.0
Contingent consideration	43.1	$ 29.5	$ 29.5								$ 29.5		29.5
Total enterprise value	393.9
Less: Debt assumed	(129.5)
Total purchase price	264.4
Assets acquired
Total investments	41.0
Cash	10.5
Accrued investment income	0.2
Insurance and reinsurance premiums receivable	1.6
Deferred acquisition costs	2.9
Other assets	12.9
Total assets acquired	214.1
Liabilities assumed
Loss and loss adjustment expense reserves	14.3
Unearned insurance and reinsurance premiums	9.8
Deferred tax liability	55.9
Debt	129.5
Other liabilities	18.2
Total liabilities assumed	227.7
Net assets acquired	(13.6)
Goodwill	278.0
Goodwill recognized is expected to be deductible for income tax purposes	0.0
Gain on revaluation of contingent consideration													13.6
Gross written premiums													$ 152.2
Gross written premiums (in percent)													11.00%	14.00%	15.00%
Revenues													$ 79.6
Net income													13.3
IMG and its subsidiaries | Trade Names
Assets acquired
Intangible asset-trade names	27.0
IMG and its subsidiaries | Distribution relationships
Assets acquired
Intangible asset	$ 91.0
Intangible asset useful life	13 years
IMG and its subsidiaries | Customer relationships
Assets acquired
Intangible asset	$ 17.0
Intangible asset useful life	12 years 6 months
IMG and its subsidiaries | Technology
Assets acquired
Intangible asset	$ 10.0
Intangible asset useful life	5 years
IMG and its subsidiaries | Certus
Business combination
Secured promissory note issued	$ 9.0
Liabilities assumed
Gross written premiums													$ 11.0